NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 217                                                       925


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: March 13, 1997
ESTIMATED CURRENT RETURN:
5.01 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.03 - 5.29%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.05 to $98.06 depending on the purchase amount
Cusip           6706LA 761 monthly payment plan
Numbers         6706LA 779 quarterly payment plan
                6706LA 787 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2022-23                                            14.3%
2024-25                                            42.9%
2026+                                              42.8%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/12/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.35%

Treasury Bonds
     Yield                                         6.85%
     Tax Equivalent Yield                          7.32%

Corporate Bonds
     Yield                   7.61%

 *COMPARES TRUST AS OF 03/12/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/11/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/25.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State   2006 at 101  AAA   Aaa
              College Issue, Series 1996 A, 5.125% Due 7/1/24.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Delaware River and Bay Authority (Delaware and New Jersey), Revenue     2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 1/1/26.
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  Gloucester County Utilities Authority, New Jersey, Sewer Revenue Refunding  2006 at 101  AAA   Aaa
              Bonds, 1996 Series, 5.45% Due 1/1/24. (General Obligation Bonds.)
     500,000  The Board of Education of the Township of Sparta, in the County of Sussex,  2006 at 100  AAA   Aaa
              New Jersey, School Bonds, 5.80% Due 9/1/22. (General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM NEW JERSEY.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/12/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.05     4.90 %      5.01%   5.03%   5.04%   5.06%   5.06%   5.08 %
 500 / $50,000              100.89     4.75        5.02    5.04    5.05    5.07    5.07    5.09
 1,000 / $100,000           100.63     4.50        5.03    5.06    5.06    5.09    5.08    5.11
 2,500 / $250,000           100.37     4.25        5.05    5.07    5.08    5.10    5.10    5.12
 5,000 / $500,000            99.59     3.50        5.09    5.13    5.12    5.16    5.14    5.18
 10,000 / $1,000,000         99.07     3.00        5.11    5.17    5.14    5.20    5.16    5.22
 25,000 / $2,500,000         98.56     2.50        5.14    5.20    5.17    5.23    5.19    5.25
 50,000 / $5,000,000         98.06     2.00        5.16    5.24    5.20    5.27    5.22    5.29

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.5%   40.0%      43.5%
         5.01  % 7.37%   7.77%   8.35%      8.87 %
         5.02    7.38    7.78    8.37       8.88
         5.03    7.40    7.80    8.38       8.90
         5.05    7.43    7.83    8.42       8.94
         5.09    7.49    7.89    8.48       9.01
         5.11    7.51    7.92    8.52       9.04
         5.14    7.56    7.97    8.57       9.10
         5.16    7.59    8.00    8.60       9.13

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .2530
 Monthly plan            5/15/97       .4218   $ 5.0648
 Quarterly plan          5/15/97       .4245
                         8/15/97      1.2735     5.0968
 Semi-annual plan        5/15/97       .4263
                        11/15/97      2.5578     5.1158
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.12 =  98.892
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/12/97)        interest
 98.892       X   $5.0648        =   $500.87
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 265                                                       925


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: March 13, 1997
ESTIMATED CURRENT RETURN:
5.10 - 5.31%
ESTIMATED LONG-TERM RETURN:
5.17 - 5.43%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.07 to $97.11 depending on the purchase amount
Cusip           67102K 465 monthly payment plan
Numbers         67102K 473 quarterly payment plan
                67102K 481 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                             4.0%
2018-21                                            14.3%
2022-25                                            28.6%
2026+                                              53.1%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 03/12/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.10%
     Tax Equivalent Yield                          8.57%

Treasury Bonds
     Yield                                         6.85%
     Tax Equivalent Yield                          7.35%

Corporate Bonds
     Yield                   7.61%

 *COMPARES TRUST AS OF 03/12/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/11/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  Dormitory Authority of the State of New York, City University System        2006 at 102  AAA   Aaa
              Consolidated Third General Resolution Revenue Bonds, 1996 Series 1, 5.50%
              Due 7/1/24.
     125,000  Dormitory Authority of the State of New York, Mental Health Services        2007 at 102  AAA   Aaa
              Facilities Improvement Revenue Bonds, Series 1997 A, 5.75% Due 2/15/27.
              (General Obligation Bonds.) (When issued.)
     500,000  Dormitory Authority of the State of New York, St. John's University,        2006 at 102  AAA   Aaa
              Insured Revenue Bonds, Series 1996, 5.70% Due 7/1/26.
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1997      2007 at 101  AAA   Aaa
              Series H, 6.125% Due 8/1/25.
     235,000  New York City (New York), Educational Construction Fund, Junior             2006 at 102  AAA   Aaa
              Subordinated Revenue Bonds, Series 1996, 5.50% Due 4/1/26.
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.875% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a price of 93.908% of principal amount.)
     140,000  Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue  No Optional  AAA   Aaa
              Bonds, Series 1993B, 0.00% Due 1/1/15. (Original issue discount bonds           Call
              delivered on or about November 9, 1993 at a price of 31.751% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/12/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.07     4.90 %      5.10%   5.17%   5.14%   5.20%   5.15%   5.22 %
 500 / $50,000               99.92     4.75        5.11    5.18    5.14    5.21    5.16    5.23
 1,000 / $100,000            99.65     4.50        5.13    5.20    5.16    5.23    5.18    5.25
 2,500 / $250,000            99.39     4.25        5.14    5.21    5.17    5.24    5.19    5.26
 5,000 / $500,000            98.62     3.50        5.18    5.27    5.21    5.30    5.23    5.32
 10,000 / $1,000,000         98.11     3.00        5.21    5.31    5.24    5.34    5.26    5.36
 25,000 / $2,500,000         97.61     2.50        5.23    5.34    5.27    5.37    5.28    5.39
 50,000 / $5,000,000         97.11     2.00        5.26    5.38    5.29    5.41    5.31    5.43

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         5.10  % 7.61%   7.91%   8.57%      9.03 %
         5.11    7.63    7.92    8.59       9.04
         5.13    7.66    7.95    8.62       9.08
         5.14    7.67    7.97    8.64       9.10
         5.18    7.73    8.03    8.71       9.17
         5.21    7.78    8.08    8.76       9.22
         5.23    7.81    8.11    8.79       9.26
         5.26    7.85    8.16    8.84       9.31

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .2552
 Monthly plan            5/15/97       .4254   $ 5.1073
 Quarterly plan          5/15/97       .4281
                         8/15/97      1.2843     5.1393
 Semi-annual plan        5/15/97       .4296
                        11/15/97      2.5776     5.1583
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.14 =  99.860
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/12/97)        interest
 99.860       X   $5.1073        =   $510.01
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN OHIO                                                               NUVEEN
INSURED UNIT TRUST 141                                                       925


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: March 13, 1997
ESTIMATED CURRENT RETURN:
5.08 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.56 to $98.55 depending on the purchase amount
Cusip           67102G 407 monthly payment plan
Numbers         67102G 415 quarterly payment plan
                67102G 423 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            14.3%
2020-22                                            14.3%
2023-25                                            28.6%
2026+                                              42.8%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 03/12/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.08%
     Tax Equivalent Yield                          8.61%

Treasury Bonds
     Yield                                         6.85%
     Tax Equivalent Yield                          7.41%

Corporate Bonds
     Yield                   7.61%

 *COMPARES TRUST AS OF 03/12/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/11/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS OHIO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio    2006 at 102  AAA   Aaa
              Turnpike Commission, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 93.50% of principal amount.)
     500,000  City of Cleveland, Ohio, Public Power System, First Mortgage Revenue        2006 at 102  AAA   Aaa
              Refunding Bonds, Series 1996, Sub-Series 1, 5.00% Due 11/15/24. (Original
              issue discount bonds delivered on or about December 20, 1996 at a price of
              91.443% of principal amount.)
     500,000  City of Cleveland, Ohio, Waterworks Improvement and Refunding First         2006 at 102  AAA   Aaa
              Mortgage Revenue Bonds, Series H, 1996, 5.75% Due 1/1/26.
     500,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,  2006 at 102 AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/26.
     500,000  Hilliard City School District, Ohio, General Obligation Bonds, School       2006 at 101  AAA   Aaa
              Improvement Bonds, Series 1996A, 5.00% Due 12/1/20. (Original issue discount bonds delivered on or about February 7, 1996 at a price of 94.886%
              of principal amount.)
     500,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%    2006 at 102  AAA   Aaa
              Due 5/1/17.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM OHIO AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/12/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.56     4.90 %      5.08%   5.10%   5.11%   5.13%   5.13%   5.15 %
 500 / $50,000              101.40     4.75        5.09    5.11    5.12    5.14    5.14    5.16
 1,000 / $100,000           101.13     4.50        5.10    5.13    5.13    5.16    5.15    5.18
 2,500 / $250,000           100.87     4.25        5.11    5.15    5.14    5.18    5.16    5.20
 5,000 / $500,000           100.08     3.50        5.15    5.21    5.18    5.24    5.20    5.26
 10,000 / $1,000,000         99.57     3.00        5.18    5.24    5.21    5.27    5.23    5.29
 25,000 / $2,500,000         99.06     2.50        5.21    5.28    5.24    5.31    5.26    5.33
 50,000 / $5,000,000         98.55     2.00        5.23    5.32    5.27    5.35    5.28    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   36.0%   41.0%      44.0%
         5.08  % 7.53%   7.94%   8.61%      9.07 %
         5.09    7.54    7.95    8.63       9.09
         5.10    7.56    7.97    8.64       9.11
         5.11    7.57    7.98    8.66       9.13
         5.15    7.63    8.05    8.73       9.20
         5.18    7.67    8.09    8.78       9.25
         5.21    7.72    8.14    8.83       9.30
         5.23    7.75    8.17    8.86       9.34

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .2577
 Monthly plan            5/15/97       .4296   $ 5.1569
 Quarterly plan          5/15/97       .4323
                         8/15/97      1.2969     5.1889
 Semi-annual plan        5/15/97       .4338
                        11/15/97      2.6028     5.2079
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.63 =  98.396
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/12/97)        interest
 98.396       X   $5.1569        =   $507.42
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)